Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees - Parenthetical (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2023	Mar. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset		¥ 170,993	¥ 175,422
Operating lease liabilities	[1]	193,883	198,131
Accounting Standards Update 2016-02 [Member]
Subsidiary or Equity Method Investee [Line Items]
Operating lease right of use asset		23,311	23,899
Operating lease liabilities		¥ 23,311	¥ 23,899

[1]	Certain reclassifications of previously reported amounts have been made to conform to the current period presentation.